Commitments	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Commitments
25)	COMMITMENTS

25.1)	CONTRACTUAL OBLIGATIONS
As of December 31, 2025, Cemex had the following contractual obligations:

		2025
Obligations		Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Long-term debt	$	1,191	1,271	2,076	1,131	5,669
Leases 1		308	384	247	555	1,494
Total debt and other financial obligations		1,499	1,655	2,323	1,686	7,163
Interest payments on debt 2		238	384	293	44	959
Pension plans and other benefits 3		148	270	272	678	1,368
Acquisition of property, plant and equipment		147	7	—	—	154
Purchases of raw materials and others 4		562	617	404	398	1,981
Total contractual obligations	$	2,594	2,933	3,292	2,806	11,625

1	These amounts represent nominal cash flows. As of December 31, 2025, the present value of future lease payments was $1,135, with $348 due in 1 to 3 years and $204 due in 3 to 5 years.

2	Estimated cash flows for floating rate debt were calculated using the interest rates in effect as of December 31, 2025.

3	These figures represent estimated annual payments for these benefits (note 20).

4
Future payments for raw materials, services, fuel, energy and carbon allowances are based on contractual nominal cash flows. Estimates reflect aggregate average expected annual consumption under these commitments.

As of December 31, 2025 and 2024, the following summarizes certain contracted obligations listed in the table above:

•
In 2025 and 2024, Cemex entered into physically settled forward purchase commitments to acquire 2.1 million of emission carbon allowances (“EUAs”) for a total aggregate price of $220. This action aims to hedge a significant portion of Cemex’s expected deficit in emission allowances under the EU ETS for 2029 to 2035 (note 3.13).

•
Cemex has maintained, since April 2004, an agreement to purchase energy from Termoeléctrica del Golfo (“TEG”) through 2027 to meet its electricity needs in Mexico. The annual cost is $72 if Cemex receives its full energy allocation. Final costs will be based on the actual megawatts of hours received at the agreed unit prices.